Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Long-lived Assets by Geography
Long-lived assets, consisting of property and equipment, net and ROU assets by geography were as follows (in thousands):

	March 31, 2024	December 31, 2023
United States	$5,059	$5,381
France	$780	1,010
All other countries	—	—

Long-lived assets	$5,839	$6,391

Long-lived assets, consisting of property and equipment, net and ROU assets by geography were as follows (in thousands):

	December 31,
	2023	2022
United States	$5,381	$3,999
France	1,010	1,282
All other countries	—	—

Long-lived assets	$6,391	$5,281